Document and Entity Information	Nov. 29, 2024
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Toro CombineCo,Inc.
Amendment Flag	true
Entity Central Index Key	0002018064
Document Type	8-K/A
Document Period End Date	Nov. 29, 2024
Entity Registrant Name	TECHTARGET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42428
Entity Tax Identification Number	99-2218610
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	(617)
Local Phone Number	431-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	TTGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 3, 2024, TechTarget, Inc. (formerly known as Toro CombineCo, Inc.) (“New TechTarget”), filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial 8-K”) to disclose that the Company had completed the previously announced transactions contemplated by the Agreement and Plan of Merger, dated January 10, 2024, by and among TechTarget Holdings Inc. (formerly known as TechTarget, Inc.) (“Former TechTarget”), New TechTarget, Toro Acquisition Sub, LLC, Informa PLC (“Informa”), Informa US Holdings Limited and Informa Intrepid Holdings Inc. (such transactions, the “Transactions”). This Current Report on Form 8-K/A amends the Initial 8-K to include (i) the historical audited financial statements and unaudited interim financial statements of Former TechTarget and the digital businesses of Informa’s Informa Tech division contributed as part of the Transactions (the “Informa Tech Digital Businesses”), (ii) the pro forma combined financial information required by Item 9.01(b) of Form 8-K, and (iii) Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Informa Tech Digital Businesses as of and for the years ended December 31, 2023 and 2022 and for the year ended December 31, 2021 and as of September 30, 2024 and for the three and nine month periods ended September 30, 2024 and 2023 for each of the Informa Tech Digital Businesses and Former TechTarget, which should be read in conjunction with the Initial 8-K. The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Former TechTarget and the Informa Tech Digital Businesses would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the acquisition. Except as described above, all other information in the Initial 8-K remains unchanged.